UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
 (Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Address of principal executive offices) (Zip code)

Andrea Stimmel, Treasurer
332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Name and address of agent for service)

651-222-8478
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2017

Shares	Security Description	Fair Value
	COMMON STOCKS 98.0%
	CONSUMER DISCRETIONARY 4.6%
290,000	Gentherm Inc (b)	$10,773,500
80,000	Home Depot Inc/The	13,084,800
1,020,000	Target Corp	60,190,200
1,275,000	Walt Disney Co/The	125,676,750
		209,725,250
	CONSUMER STAPLES 5.2%
2,040,000	General Mills Inc	105,590,400
4,225,000	Hormel Foods Corp	135,791,500
		241,381,900
	ENERGY 2.2%
1,450,000	Schlumberger Ltd (a)	101,152,000

	FINANCIALS 12.7%
765,000	American Express Co	69,201,900
1,650,000	Associated Banc-Corp	40,012,500
1,250,000	Great Western Bancorp Inc	51,600,000
1,520,000	Principal Financial Group Inc	97,796,800
155,000	Travelers Cos Inc/The	18,990,600
4,095,000	US Bancorp/MN	219,451,050
1,540,000	Wells Fargo & Co	84,931,000
		581,983,850
	HEALTH CARE 23.4%
2,870,000	Abbott Laboratories	153,143,200
620,000	Baxter International Inc	38,905,000
900,000	Bio-Techne Corp	108,801,000
450,000	Eli Lilly & Co	38,493,000
1,285,000	Johnson & Johnson	167,062,850
2,105,000	Medtronic PLC (e)	163,705,850
1,305,000	Patterson Cos Inc	50,438,250
2,670,000	Pfizer Inc	95,319,000
3,530,000	Roche Holding AG (d)	112,960,000
305,000	UnitedHealth Group Inc	59,734,250
745,000	Zimmer Holdings Inc	87,232,050
		1,075,794,450
	INDUSTRIALS 29.1%
835,000	3M Co	175,266,500
1,285,000	CH Robinson Worldwide Inc	97,788,500
3,380,000	Donaldson Co Inc	155,277,200
1,875,000	Fastenal Co	85,462,500
540,000	Generac Holdings Inc (b)	24,802,200
2,170,000	General Electric Co	52,470,600
1,475,000	Graco Inc	182,442,750
1,370,000	Honeywell International Inc	194,183,800
310,000	Proto Labs Inc (b)	24,893,000
200,000	Snap-on Inc	29,802,000
560,000	Tennant Co	37,072,000
1,630,000	Toro Co/The	101,157,800
565,000	United Parcel Service Inc, Class B	67,850,850
		1,340,603,700

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2017

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 10.6%
127,000		Alphabet Inc (b)	$121,806,970
1,070,000		Badger Meter Inc	52,430,000
1,300,000		Corning Inc	38,896,000
1,760,000		Cray Inc (b)	34,232,000
720,000		Fiserv Inc (b)	92,851,200
284,000		NVE Corp (f)	22,427,480
1,050,000		QUALCOMM Inc	54,432,000
660,000		Stratasys Ltd (a) (b)	15,259,200
2,930,000		Western Union Co/The	56,256,000
			488,590,850
		MATERIALS 10.2%
2,655,000		Bemis Co Inc	120,988,350
1,719,999		Ecolab Inc	221,209,072
2,190,000		HB Fuller Co	127,151,400
			469,348,822

		TOTAL COMMON STOCKS	$4,508,580,822
		(cost $2,544,533,595)

		SHORT-TERM INVESTMENTS 1.9%
86,929,429		First American Government Obligations Fund, Class Z, 0.89% (c)	$86,929,429
		(cost $86,929,429)

		TOTAL INVESTMENTS 99.9%	$4,595,510,251
		(cost $2,631,463,024)

		OTHER ASSETS AND LIABILITIES (NET) 0.1%	4,040,985

		TOTAL NET ASSETS 100.0%	$4,599,551,236

	(a)	Foreign security denominated in U.S. dollars. As of September 30, 2017, these securities represented $228,545,200 or 5.0% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, Mairs & Power, Inc. (the Adviser) will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(f)	Affiliated company at September 30, 2017.

		The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s
		Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 32.4%
	FEDERAL AGENCY OBLIGATIONS 0.2%
$ 500,000	Federal Farm Credit Banks	3.590%	12/27/28	$500,103
1,000,000	Federal Home Loan Banks	3.500%	12/22/31	996,926
				1,497,029
	CORPORATE BONDS 29.0%
	CONSUMER DISCRETIONARY 2.8%
250,000	ServiceMaster Co LLC/The	7.100%	03/01/18	253,750
500,000	Best Buy Co Inc	5.000%	08/01/18	512,693
1,000,000	Ford Motor Credit Co LLC	3.000%	12/20/18	1,000,541
1,000,000	Time Warner Cable Inc	4.125%	02/15/21	1,038,352
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,085,428
555,000	Kohl’s Corp	4.000%	11/01/21	574,428
500,000	Whirlpool Corp	4.700%	06/01/22	544,394
750,000	Newell Rubbermaid Inc	4.000%	06/15/22	787,004
1,000,000	Block Financial LLC	5.500%	11/01/22	1,088,322
1,000,000	Wyndham Worldwide Corp	3.900%	03/01/23	999,126
2,702,000	LKQ Corp	4.750%	05/15/23	2,790,112
500,000	Hyatt Hotels Corp	3.375%	07/15/23	513,791
1,000,000	Viacom Inc	4.250%	09/01/23	1,027,559
2,000,000	Viacom Inc	3.875%	04/01/24	2,002,632
1,000,000	Tiffany & Co	3.800%	10/01/24	1,022,302
1,000,000	CBS Corp	3.500%	01/15/25	1,017,428
2,000,000	Coach Inc	4.250%	04/01/25	2,061,800
1,500,000	Ford Motor Credit Co LLC	4.134%	08/04/25	1,540,881
2,000,000	Priceline Group Inc/The	3.600%	06/01/26	2,033,466
1,000,000	Ford Motor Co	4.346%	12/08/26	1,039,576
1,000,000	General Motors Co	4.200%	10/01/27	1,014,574
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	998,927
2,000,000	Comcast Corp	4.250%	01/15/33	2,150,633
				27,097,719
	CONSUMER STAPLES 1.0%
3,250,000	Land O’ Lakes Inc (g)	6.000%	11/15/22	3,664,375
500,000	SUPERVALU Inc	7.750%	11/15/22	468,750
1,000,000	Walgreens Boots Alliance Inc	3.800%	11/18/24	1,034,602
500,000	Land O’ Lakes Inc (g)	7.250%	07/14/27	541,250
1,949,000	Land O’Lakes Capital Trust I (g)	7.450%	03/15/28	2,216,987
500,000	Altria Group Inc	4.250%	08/09/42	513,821
1,000,000	Cargill Inc (g)	4.100%	11/01/42	1,025,598
				9,465,383
	ENERGY 1.4%
2,000,000	ConocoPhillips Co	4.200%	03/15/21	2,126,970
140,000	Gulf South Pipeline Co LP	4.000%	06/15/22	144,203
500,000	Western Gas Partners LP	4.000%	07/01/22	516,628
1,020,000	TechnipFMC PLC (a) (g)	3.450%	10/01/22	1,027,106
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,512,466
2,000,000	Halliburton Co	3.500%	08/01/23	2,062,086
2,300,000	Murphy Oil Corp	6.875%	08/15/24	2,452,352
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	518,881
1,000,000	ConocoPhillips Co	3.350%	11/15/24	1,028,404
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	1,064,273
500,000	Murphy Oil Corp (f)	6.125%	12/01/42	480,000
500,000	Apache Corp	4.250%	01/15/44	469,541
				13,402,910

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS 13.1%
$ 500,000	Bear Stearns Cos LLC/The	6.400%	10/02/17	$500,000
500,000	Prudential Financial Inc	6.000%	12/01/17	503,570
500,000	Barclays Bank PLC (a) (g)	6.050%	12/04/17	503,508
1,000,000	Morgan Stanley	5.950%	12/28/17	1,010,176
500,000	Goldman Sachs Group Inc/The	5.950%	01/18/18	506,339
500,000	Wachovia Corp	5.750%	02/01/18	506,907
250,000	Lincoln National Corp	7.000%	03/15/18	256,031
500,000	SunTrust Bank/Atlanta GA	7.250%	03/15/18	512,216
500,000	Morgan Stanley	6.625%	04/01/18	512,220
1,000,000	Jefferies Group LLC	5.125%	04/13/18	1,017,552
500,000	Bank of America Corp	6.875%	04/25/18	514,392
500,000	Provident Cos Inc	7.000%	07/15/18	519,271
500,000	MetLife Inc	6.817%	08/15/18	521,994
500,000	Hartford Financial Services Group Inc/The	6.000%	01/15/19	525,417
500,000	Royal Bank of Scotland Group PLC (a)	5.250%	02/15/19	511,867
500,000	BB&T Corp	6.850%	04/30/19	537,594
250,000	WR Berkley Corp	6.150%	08/15/19	267,751
500,000	Protective Life Corp	7.375%	10/15/19	548,793
500,000	Prospect Capital Corp	5.125%	11/15/19	496,900
500,000	Credit Suisse/New York NY (a)	5.400%	01/14/20	534,672
500,000	Prospect Capital Corp	4.000%	01/15/20	493,211
500,000	Morgan Stanley	5.500%	01/26/20	536,954
500,000	Hartford Financial Services Group Inc/The	5.500%	03/30/20	538,481
450,000	Compass Bank	5.500%	04/01/20	475,128
1,000,000	HSBC Holdings PLC (a)	3.400%	03/08/21	1,031,135
1,000,000	Nationwide Financial Services Inc (g)	5.375%	03/25/21	1,086,328
500,000	Markel Corp	5.350%	06/01/21	544,867
1,500,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	4.420%	06/15/21	1,574,873
1,000,000	Capital One Financial Corp	4.750%	07/15/21	1,080,503
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	549,407
500,000	Aflac Inc	4.000%	02/15/22	532,310
3,000,000	Primerica Inc	4.750%	07/15/22	3,243,371
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,062,285
1,000,000	Standard Chartered PLC (a) (g)	3.950%	01/11/23	1,015,532
500,000	First American Financial Corp	4.300%	02/01/23	516,537
2,000,000	Wells Fargo & Co	3.450%	02/13/23	2,049,244
4,073,000	Assurant Inc	4.000%	03/15/23	4,227,240
1,000,000	Markel Corp	3.625%	03/30/23	1,028,892
1,000,000	General Motors Financial Co Inc	3.700%	05/09/23	1,019,080
1,500,000	Citigroup Inc	3.500%	05/15/23	1,528,114
1,000,000	General Motors Financial Co Inc	4.250%	05/15/23	1,044,751
500,000	Morgan Stanley	4.100%	05/22/23	522,814
3,000,000	Liberty Mutual Group Inc (g)	4.250%	06/15/23	3,204,312
2,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	5.450%	06/15/23	2,188,799
500,000	Ameriprise Financial Inc	4.000%	10/15/23	534,134
500,000	CNA Financial Corp	7.250%	11/15/23	603,883
500,000	Pacific Life Insurance Co (g)	7.900%	12/30/23	619,921
1,000,000	Moody’s Corp	4.875%	02/15/24	1,104,703
1,000,000	HSBC Holdings PLC (a)	4.250%	03/14/24	1,045,443
1,000,000	NASDAQ OMX Group Inc/The	4.250%	06/01/24	1,059,043
540,000	Wintrust Financial Corp	5.000%	06/13/24	558,631
2,250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	2,451,680
2,060,000	Legg Mason Inc	3.950%	07/15/24	2,110,784
1,500,000	Symetra Financial Corp	4.250%	07/15/24	1,524,891
1,500,000	Stifel Financial Corp	4.250%	07/18/24	1,535,726
1,000,000	Citigroup Inc	4.000%	08/05/24	1,035,217
3,000,000	Synchrony Financial	4.250%	08/15/24	3,117,417
1,000,000	Bank of America Corp	4.200%	08/26/24	1,051,732

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
2,800,000	Brown & Brown Inc	4.200%	09/15/24	2,954,192
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,149,410
2,000,000	TIAA Asset Management Finance Co LLC (g)	4.125%	11/01/24	2,105,658
3,000,000	American Express Co	3.625%	12/05/24	3,096,826
3,000,000	Associated Banc-Corp	4.250%	01/15/25	3,081,962
4,000,000	Kemper Corp	4.350%	02/15/25	4,054,908
1,050,000	TCF National Bank	4.600%	02/27/25	1,051,037
1,000,000	Lincoln National Corp	3.350%	03/09/25	1,007,835
250,000	Liberty Mutual Insurance Co (g)	8.500%	05/15/25	324,610
1,000,000	Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,311,272
3,000,000	American International Group Inc	3.750%	07/10/25	3,098,120
1,000,000	General Motors Financial Co Inc	4.300%	07/13/25	1,032,487
1,000,000	Synchrony Financial	4.500%	07/23/25	1,043,035
2,000,000	Janus Capital Group Inc	4.875%	08/01/25	2,153,139
3,000,000	HSBC Holdings PLC (a)	4.250%	08/18/25	3,109,009
4,000,000	Capital One Financial Corp	4.200%	10/29/25	4,110,413
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,614,770
2,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	2,093,385
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,039,520
2,000,000	Voya Financial Inc	3.650%	06/15/26	2,004,761
2,000,000	MSCI Inc (g)	4.750%	08/01/26	2,105,000
2,290,000	Old Republic International Corp	3.875%	08/26/26	2,318,802
500,000	Morgan Stanley	4.350%	09/08/26	523,454
500,000	National Rural Utilities Cooperative Finance Corp	3.000%	11/15/26	486,781
1,000,000	Citigroup Inc	4.300%	11/20/26	1,041,578
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,042,682
3,000,000	Mercury General Corp	4.400%	03/15/27	3,085,866
250,000	Provident Cos Inc	7.250%	03/15/28	316,879
500,000	Farmers Exchange Capital (g)	7.050%	07/15/28	628,149
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	501,014
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	498,616
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	494,212
649,000	Lloyds Bank PLC (a) (f)	3.400%	01/31/33	621,655
250,000	Citigroup Inc (f)	4.000%	06/27/34	247,050
538,000	Bank of America Corp	4.000%	08/15/34	527,202
1,000,000	Prudential Financial Inc	4.050%	11/15/34	997,736
1,000,000	Goldman Sachs Group Inc/The	4.000%	01/30/35	984,509
1,000,000	Berkshire Hathaway Finance Corp	4.400%	05/15/42	1,097,849
500,000	MetLife Inc	4.125%	08/13/42	514,984
500,000	Swiss Re Treasury US Corp (g)	4.250%	12/06/42	511,345
500,000	Pacific LifeCorp (g)	5.125%	01/30/43	556,285
500,000	Berkshire Hathaway Finance Corp	4.300%	05/15/43	544,705
500,000	Principal Financial Group Inc	4.350%	05/15/43	523,592
2,500,000	M&T Bank Corp (f)	5.125%	12/29/49	2,642,188
				126,503,025

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	HEALTH CARE 1.5%
$ 500,000	UnitedHealth Group Inc	6.000%	02/15/18	$508,071
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,072,511
1,000,000	Laboratory Corp of America Holdings	3.750%	08/23/22	1,039,764
1,000,000	Laboratory Corp of America Holdings	4.000%	11/01/23	1,047,455
2,000,000	Mylan Inc/PA	4.200%	11/29/23	2,083,953
500,000	Wyeth LLC	6.450%	02/01/24	609,815
3,000,000	Actavis Funding SCS (a)	3.800%	03/15/25	3,115,528
1,500,000	Baxalta Inc	4.000%	06/23/25	1,573,521
1,000,000	Celgene Corp	3.875%	08/15/25	1,055,117
1,000,000	Biogen Inc	4.050%	09/15/25	1,066,989
1,000,000	Express Scripts Holding Co	4.500%	02/25/26	1,070,330
				14,243,054
	INDUSTRIALS 2.1%
65,000	Masco Corp	7.125%	03/15/20	72,150
500,000	IDEX Corp	4.200%	12/15/21	519,929
500,000	GATX Corp	4.750%	06/15/22	541,624
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (g)	4.875%	07/11/22	544,484
2,000,000	Dun & Bradstreet Corp/The (f)	4.625%	12/01/22	2,066,868
2,000,000	Crown Americas LLC / Crown Americas Capital Corp IV	4.500%	01/15/23	2,105,000
600,000	MasTec Inc	4.875%	03/15/23	613,500
1,000,000	GATX Corp	3.900%	03/30/23	1,043,730
500,000	Ingersoll-Rand Global Holding Co Ltd (a)	4.250%	06/15/23	538,708
1,000,000	Flowserve Corp	4.000%	11/15/23	1,026,556
2,126,000	Air Lease Corp	4.850%	02/01/24	2,128,463
500,000	Pitney Bowes Inc	4.625%	03/15/24	483,501
1,937,000	Oshkosh Corp	5.375%	03/01/25	2,053,220
2,000,000	Tennant Co (g)	5.625%	05/01/25	2,075,000
500,000	Toro Co/The	7.800%	06/15/27	618,378
2,000,000	Eaton Corp	4.000%	11/02/32	2,070,502
1,000,000	Pitney Bowes Inc	5.250%	01/15/37	930,614
590,000	Eaton Corp	4.150%	11/02/42	592,267
500,000	Lockheed Martin Corp	4.070%	12/15/42	508,264
				20,532,758
	INFORMATION TECHNOLOGY 3.1%
500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	523,448
81,000	Hewlett-Packard Co	3.750%	12/01/20	84,220
750,000	Hewlett-Packard Co	4.300%	06/01/21	794,691
2,000,000	NetApp Inc	3.375%	06/15/21	2,050,453
1,000,000	eBay Inc	3.800%	03/09/22	1,048,234
2,000,000	Western Union Co/The	3.600%	03/15/22	2,030,531
500,000	Motorola Solutions Inc	3.750%	05/15/22	516,039
2,000,000	Symantec Corp	3.950%	06/15/22	2,070,000
1,000,000	Hewlett-Packard Co	4.050%	09/15/22	1,060,368
1,000,000	DXC Technology Co	4.450%	09/18/22	1,060,222
1,025,000	Fiserv Inc	3.500%	10/01/22	1,061,112
3,000,000	Autodesk Inc	3.600%	12/15/22	3,095,588
1,055,000	Fidelity National Information Services Inc	3.500%	04/15/23	1,087,433
1,352,000	Total System Services Inc	3.750%	06/01/23	1,397,543
1,000,000	Altera Corp	4.100%	11/15/23	1,077,280
500,000	Motorola Solutions Inc	4.000%	09/01/24	510,599
2,000,000	Lam Research Corp	3.800%	03/15/25	2,064,001
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	1,052,023
1,000,000	Juniper Networks Inc	4.350%	06/15/25	1,046,822
4,000,000	Intel Corp	4.000%	12/15/32	4,384,164
1,500,000	Western Union Co/The	6.200%	11/17/36	1,624,288
				29,639,059

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	MATERIALS 2.1%
$ 500,000	Carpenter Technology Corp	5.200%	07/15/21	$521,795
500,000	Freeport-McMoRan Inc	4.000%	11/14/21	502,500
175,000	Mosaic Co/The	3.750%	11/15/21	181,509
500,000	Barrick Gold Corp (a)	3.850%	04/01/22	530,504
1,000,000	Domtar Corp	4.400%	04/01/22	1,041,204
1,000,000	RPM International Inc	3.450%	11/15/22	1,044,917
500,000	Carpenter Technology Corp	4.450%	03/01/23	509,948
1,402,000	Reliance Steel & Aluminum Co	4.500%	04/15/23	1,487,617
2,000,000	Nucor Corp	4.000%	08/01/23	2,121,072
1,000,000	BP Capital Markets PLC (a)	3.994%	09/26/23	1,066,541
2,000,000	Mosaic Co/The	4.250%	11/15/23	2,076,902
1,000,000	International Paper Co	3.650%	06/15/24	1,038,717
1,000,000	Steel Dynamics Inc	5.500%	10/01/24	1,070,000
1,000,000	Freeport-McMoRan Inc	4.550%	11/14/24	1,001,000
756,000	Eastman Chemical Co	3.800%	03/15/25	776,285
865,000	Union Carbide Corp	7.500%	06/01/25	1,048,488
200,000	Worthington Industries Inc	4.550%	04/15/26	206,113
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,290,986
1,000,000	Alcoa Inc	5.950%	02/01/37	1,060,437
1,000,000	Newmont Mining Corp	4.875%	03/15/42	1,071,993
				19,648,528
	REAL ESTATE 0.6%
1,250,000	CBRE Services Inc	5.000%	03/15/23	1,295,185
1,000,000	CBRE Services Inc	5.250%	03/15/25	1,096,193
350,000	CBRE Services Inc	4.875%	03/01/26	377,264
3,000,000	Physicians Realty LP	4.300%	03/15/27	3,067,230
				5,835,872
	TELECOMMUNICATION SERVICES 0.3%
500,000	CenturyLink Inc	6.150%	09/15/19	525,000
1,150,000	AT&T Inc	3.800%	03/01/24	1,182,977
500,000	Qwest Capital Funding Inc	6.875%	07/15/28	477,790
1,000,000	Verizon Communications Inc	4.400%	11/01/34	1,000,639
				3,186,406
	UTILITIES 1.0%
1,000,000	Tampa Electric Co	6.100%	05/15/18	1,026,446
250,000	Vectren Utility Holdings Inc	5.750%	08/01/18	257,709
250,000	South Jersey Gas Co	7.125%	10/22/18	260,436
250,000	United Utilities PLC (a)	5.375%	02/01/19	260,173
1,170,000	ONEOK Inc	4.250%	02/01/22	1,215,994
785,000	SCANA Corp	4.125%	02/01/22	808,700
1,000,000	Exelon Generation Co LLC	4.250%	06/15/22	1,069,213
1,565,000	National Fuel Gas Co	3.750%	03/01/23	1,595,271
1,060,000	PSEG Power LLC	4.300%	11/15/23	1,124,896
1,550,000	Dominion Resources Inc/VA	3.625%	12/01/24	1,603,042
				9,221,880

	TOTAL CORPORATE BONDS			278,776,594

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	ASSET BACKED SECURITIES 2.7%
$ 595,969	Delta Air Lines 2012-1 Class B Pass Through Trust (g)	6.875%	05/07/19	$632,860
263,479	American Airlines 2011-1 Class B Pass Through Trust (g)	7.000%	07/31/19	267,958
19,586	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	20,001
236,132	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	240,996
241,332	Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	10/15/20	250,237
383,445	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	434,251
509,633	American Airlines 2011-1 Class A Pass Through Trust	5.250%	07/31/22	545,206
712,783	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264%	05/20/23	759,542
407,695	United Airlines 2014-1 Class B Pass Through Trust	4.750%	10/11/23	422,821
173,111	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	189,349
300,231	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	329,894
708,798	Delta Air Lines 2007-1 Class B Pass Through Trust (g)	8.021%	02/10/24	804,273
60,836	United Airlines 2014-2 Class B Pass Through Trust	4.625%	03/03/24	62,893
525,901	American Airlines 2014-1 Class B Pass Through Trust	4.375%	04/01/24	539,890
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	06/01/24	1,013,100
624,899	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	699,137
1,847,406	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/01/24	1,854,057
1,301,629	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	1,346,535
837,183	American Airlines 2015-2 Class B Pass Through Trust	4.400%	03/22/25	862,800
329,969	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	385,866
3,495,866	American Airlines 2016-1 Class B Pass Through Trust	5.250%	07/15/25	3,723,097
378,495	Spirit Airlines Pass Through Trust 2015-1B	4.450%	10/01/25	391,023
1,906,678	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,969,789
1,529,509	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	1,606,902
1,210,000	American Airlines 2017-1B Class B Pass Through Trust	4.950%	08/15/26	1,264,450
894,939	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	955,974
1,000,000	American Airlines 2016-3 Class B Pass Through Trust	3.750%	04/15/27	1,001,500
805,549	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	839,060
1,668,479	American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	1,715,363
420,325	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/01/28	422,889
581,544	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	609,167
178,364	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	03/22/29	183,911
				26,344,791
	PREFERRED SECURITIES 0.5%
40,000	Selective Insurance Group Inc	5.875%	02/09/43	1,013,600
40,000	WR Berkley Corp	5.625%	04/30/53	1,037,200
22,304	Verizon Communications Inc	5.900%	02/15/54	606,446
40,000	American Financial Group Inc/OH	6.250%	09/30/54	1,050,000
40,000	Qwest Corp	6.875%	10/01/54	1,041,600
				4,748,846

	TOTAL FIXED INCOME SECURITIES			$311,367,260
	(cost $300,360,127)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2017

Shares	Security Description	Fair Value
	COMMON STOCKS 65.0%
	CONSUMER DISCRETIONARY 4.2%
104,000	Home Depot Inc/The	$17,010,240
195,000	Target Corp	11,506,950
122,000	Walt Disney Co/The	12,025,540
		40,542,730
	CONSUMER STAPLES 3.8%
166,000	General Mills Inc	8,592,160
51,000	Hershey Co/The	5,567,670
514,000	Hormel Foods Corp	16,519,960
53,000	Kimberly-Clark Corp	6,237,040
		36,916,830
	ENERGY 4.6%
127,000	Chevron Corp	14,922,500
203,000	Exxon Mobil Corp	16,641,940
186,000	Schlumberger Ltd (a)	12,975,360
		44,539,800
	FINANCIALS 10.2%
100,000	American Express Co	9,046,000
394,000	Associated Banc-Corp	9,554,500
94,000	Great Western Bancorp Inc	3,880,320
158,000	JPMorgan Chase & Co	15,090,580
271,000	Principal Financial Group Inc	17,436,140
35,000	Travelers Cos Inc/The	4,288,200
486,000	US Bancorp/MN	26,044,740
225,000	Wells Fargo & Co	12,408,750
		97,749,230
	HEALTH CARE 16.6%
380,000	Abbott Laboratories	20,276,800
39,000	AbbVie Inc	3,465,540
69,000	Baxter International Inc	4,329,750
28,000	Bio-Techne Corp	3,384,920
123,500	Bristol-Myers Squibb Co	7,871,890
157,000	Eli Lilly & Co	13,429,780
166,000	Johnson & Johnson	21,581,660
343,500	Medtronic PLC (e)	26,713,995
137,000	Patterson Cos Inc	5,295,050
539,000	Pfizer Inc	19,242,300
532,000	Roche Holding AG (d)	17,024,000
83,000	UnitedHealth Group Inc	16,255,550
		158,871,235
	INDUSTRIALS 14.6%
90,000	3M Co	18,891,000
192,000	CH Robinson Worldwide Inc	14,611,200
56,000	Donaldson Co Inc	2,572,640
110,000	Emerson Electric Co	6,912,400
87,000	Fastenal Co	3,965,460
458,000	General Electric Co	11,074,440
145,000	Graco Inc	17,935,050
172,000	Honeywell International Inc	24,379,280
137,000	Pentair PLC (a)	9,310,520
80,000	Toro Co/The	4,964,800
210,100	United Parcel Service Inc, Class B	25,230,909
		139,847,699

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2017

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 5.4%
12,400		Alphabet Inc (b)	$11,892,964
412,000		Corning Inc	12,327,040
60,000		International Business Machines Corp	8,704,800
126,000		QUALCOMM Inc	6,531,840
639,000		Western Union Co/The	12,268,800
			51,725,444
		MATERIALS 4.5%
210,000		Bemis Co Inc	9,569,700
193,000		Ecolab Inc	24,821,730
156,000		HB Fuller Co	9,057,360
			43,448,790
		REAL ESTATE 0.3%
180,000		Physicians Realty Trust	3,191,400

		UTILITIES 0.8%
47,000		ALLETE Inc	3,632,630
78,000		Xcel Energy Inc	3,690,960
			7,323,590

		TOTAL COMMON STOCKS	$624,156,748
		(cost $438,236,767)

		PREFERRED STOCKS 0.1%
		FINANCIALS 0.1%
24,000		Cullen/Frost Bankers Inc	$608,400
20,000		TCF Financial Corp (b)	509,800
			1,118,200

		TOTAL PREFERRED STOCKS	$1,118,200
		(cost $1,107,718)

		SHORT-TERM INVESTMENTS 2.0%
19,118,909		First American Government Obligations Fund, Class Z, 0.89% (c)	$19,118,909
		(cost $19,118,909)

		TOTAL INVESTMENTS 99.5%	$955,761,117
		(cost $758,823,521)

		OTHER ASSETS AND LIABILITIES (NET) 0.5%	4,479,903

		TOTAL NET ASSETS 100.0%	$960,241,020

	(a)	Foreign security denominated in U.S. dollars. As of September 30, 2017, these securities represented $37,197,261 or 3.9% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(f)	Step Bonds - securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2017.
	(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund’s Board of Trustees.  As of September 30, 2017, these securities represented $30,535,483 or 3.2% of total net assets.

		The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s
		Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2017

Shares	Security Description	Fair Value
	COMMON STOCKS 98.9%
	CONSUMER DISCRETIONARY 6.9%
20,100	Buffalo Wild Wings Inc (b)	$2,124,570
330,785	Gentherm Inc (b)	12,288,663
285,423	Marcus Corp/The	7,906,217
635,600	Tile Shop Holdings Inc	8,072,120
		30,391,570
	CONSUMER STAPLES 2.8%
114,400	Casey’s General Stores Inc	12,521,080

	ENERGY 0.6%
315,600	Oasis Petroleum Inc (b)	2,878,272

	FINANCIALS 22.8%
459,300	Associated Banc-Corp	11,138,025
247,113	Bank Mutual Corp	2,508,197
132,600	Cullen/Frost Bankers Inc	12,586,392
193,148	EMC Insurance Group Inc	5,437,116
443,000	Glacier Bancorp Inc	16,727,680
341,500	Great Western Bancorp Inc	14,097,120
86,725	QCR Holdings Inc	3,945,988
193,415	United Bankshares Inc/WV	7,185,367
252,012	United Fire Group Inc	11,547,190
201,100	Wintrust Financial Corp	15,748,141
		100,921,216
	HEALTH CARE 10.9%
120,000	Bio-Techne Corp	14,506,800
71,815	Cardiovascular Systems Inc (b)	2,021,592
338,800	Catalent Inc (b)	13,524,896
212,900	Patterson Cos Inc	8,228,585
306,749	Premier Inc (b)	9,990,815
		48,272,688
	INDUSTRIALS 27.2%
444,912	Actuant Corp	11,389,747
303,300	Apogee Enterprises Inc	14,637,258
291,468	Donaldson Co Inc	13,390,040
236,000	Generac Holdings Inc (b)	10,839,480
95,900	Graco Inc	11,861,871
226,300	Hub Group Inc, Class A (b)	9,719,585
186,600	Oshkosh Corp	15,401,964
79,000	Proto Labs Inc (b)	6,343,700
164,676	Raven Industries Inc	5,335,503
58,900	Snap-on Inc	8,776,689
176,140	Tennant Co	11,660,468
17,300	Toro Co/The	1,073,638
		120,429,943
	INFORMATION TECHNOLOGY 9.0%
279,565	Badger Meter Inc	13,698,685
382,440	Cray Inc (b)	7,438,458
191,900	CyberOptics Corp (b)	3,118,375
70,934	NVE Corp	5,601,658
58,000	SPS Commerce Inc (b)	3,289,180
46,176	Stratasys Ltd (a) (b)	1,067,589
281,080	Workiva Inc (b)	5,860,518
		40,074,463
	MATERIALS 5.7%
207,200	Bemis Co Inc	9,442,104
161,180	Hawkins Inc	6,576,144
162,800	HB Fuller Co	9,452,168
		25,470,416

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2017

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		REAL ESTATE 7.5%
196,306		Agree Realty Corp	$9,634,698
98,100		CoreSite Realty Corp	10,977,390
701,800		Physicians Realty Trust	12,442,914
			33,055,002
		UTILITIES 5.5%
168,800		ALLETE Inc	13,046,552
144,100		Black Hills Corp	9,924,167
58,100		MDU Resources Group Inc	1,507,695
			24,478,414

		TOTAL COMMON STOCKS	$438,493,064
		(cost $351,902,293)

		SHORT-TERM INVESTMENTS 1.2%
5,217,189		First American Government Obligations Fund, Class Z, 0.89% (c)	$5,217,189
		(cost $5,217,189)

		TOTAL INVESTMENTS 100.1%	$443,710,253
		(cost $357,119,482)

		OTHER ASSETS AND LIABILITIES (NET) (0.1)%	(414,202)

		TOTAL NET ASSETS 100.0%	$443,296,051

	(a)	Foreign security denominated in U.S. dollars. As of September 30, 2017, these securities represented $1,067,589 or 0.2% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	September 30, 2017

Mairs & Power Funds Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund) and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust.

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2017, no securities were valued using this method.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Mairs & Power Funds Trust NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	September 30, 2017

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by each Fund as of September 30, 2017:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$4,595,510,251	$649,142,703	$443,710,253
Level 2**	-	306,618,414	-
Level 3	-	-	-
Total	$4,595,510,251	$955,761,117	$443,710,253

*   All Level 1 investments are equity securities (common stocks and preferred securities) and short-term investments, excluding commercial paper.
** All Level 2 investments are fixed income securities, excluding preferred securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels and did not hold any Level 3 investments during the period ended September 30, 2017.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:
	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,465,213,288	$685,344,988	$308,256,590
Gross unrealized appreciation	$2,000,238,014	$174,864,498	$83,613,352
Gross unrealized depreciation	(85,167,102)	(11,559,909)	(10,362,757)
Net unrealized appreciation	$1,915,070,912	$163,304,589	$73,250,595
Undistributed ordinary income	$103,025	$10,414	$104,102
Undistributed long-term capital gains	30,498,982	55,397	3,995,908
Total distributable earnings	$30,602,007	$65,811	$4,100,010
Other accumulated earnings	-	-	-
Total accumulated earnings	$1,945,672,919	$163,370,400	$77,350,605

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2017. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

Mairs & Power Funds Trust NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	September 30, 2017

	Share Activity
Security Name	Balance 12/31/16	Purchases	Sales	Balance 09/30/17	Dividend Income	Fair Value at 09/30/17	Change in Unrealized Appreciation (Depreciation)
Cray Inc (1)	2,070,000	10,000	320,000	1,760,000	$-	$34,232,000	$1,618,403
NVE Corp	348,891	-	64,891	284,000	916,891	22,427,480	1,063,483
					$916,891	$56,659,480	$2,681,886

(1) Issuer was not an affiliate as of September 30, 2017 due to sales during the year.  Dividend income is for the period in 2017 that the company was deemed an affiliate.

Item 2. Controls and Procedures.
(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title)        /s/ Mark L. Henneman
    Mark L. Henneman, President

Date        11/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Mark L. Henneman
 Mark L. Henneman, President
    (Principal Executive Officer)

Date        11/29/17

By (Signature and Title)          /s/ Andrea C. Stimmel
     Andrea C. Stimmel, Treasurer
    (Principal Financial Officer)

Date        11/29/17

* Print the name and title of each signing officer under his or her signature.